Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Instruments [Line Items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 158,000	$ 360,000
Allowance account for credit losses of financial assets	$ 1,000	$ 1,000
Percentage of depreciation or appreciation of foreign exchange	10.00%
Option pricing model [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets		1 year 2 months 8 days
Interest rate, significant unobservable inputs, assets	1.66%	0.73%
Historical volatility for shares, significant unobservable inputs, assets	84.18%	87.00%
Option pricing model [member] | Top of range [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets	2 years 11 months 23 days
Option pricing model [member] | Bottom of range [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets	2 months 1 day